Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2026	Nov. 30, 2025	May 31, 2025	Nov. 30, 2024	Sep. 09, 2024	May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	Jun. 28, 2021
C000228450 [Member]
Account Value [Line Items]
Accumulated Value	$ 17,876	$ 15,167	$ 12,750	$ 13,313		$ 11,458	$ 10,229	$ 9,213	$ 8,729	$ 9,045	$ 10,395	$ 10,000
C000252239 [Member]
Account Value [Line Items]
Accumulated Value	13,755	12,489	11,456	10,000	$ 10,000
Solactive GBS United States 1000 Net Total Return Index [Member]
Account Value [Line Items]
Accumulated Value	17,875	16,094	13,857	14,147		$ 12,237	$ 10,562	$ 9,593	$ 9,339	$ 9,402	$ 10,570	$ 10,000
Solactive GBS Global Markets All Cap USD Total Return Index [Member]
Account Value [Line Items]
Accumulated Value	$ 14,410	$ 12,668	$ 10,996	$ 10,733	$ 10,000